LEASES (Tables)	12 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF LEASE COST

A summary of lease cost recognized in the Company’s consolidated statements of operations and comprehensive (loss) income was as follows:

	For the Years Ended June 30,
	2025	2024	2023
Operating leases cost excluding short-term rental expense	$36,150	$31,725	$40,466
Short-term rental expense	66,294	2,284	506
Total	$102,444	$34,009	$40,972

SCHEDULE OF RELATED TO OPERATING LEASES

A summary of supplemental information related to operating leases was as follows:

	As of June 30,
	2025	2024
Weighted average remaining lease term (years)	1.50	2.00
Weighted average discount rate	3.60%	3.85%

SCHEDULE OF MINIMUM LEASE PAYMENTS FOR OPERATING LEASES

Future minimum lease payments for operating leases as of June 30, 2025 are as follows:

For the fiscal year ended June 30,	Amount
2026	$73,750
Total lease payments	73,750
Less: imputed interest	220
Total operating lease liabilities, net of interest	$73,530